Annual Total Returns [BarChart] - AZL MVP Fusion Conservative Fund - AZL MVP Fusion Conservative Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.64%
Annual Return 2012	11.27%
Annual Return 2013	7.96%
Annual Return 2014	4.81%
Annual Return 2015	(0.77%)
Annual Return 2016	5.32%
Annual Return 2017	9.31%
Annual Return 2018	(3.75%)
Annual Return 2019	13.54%
Annual Return 2020	4.79%